UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-7264
Greater China Growth Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260
Date of Fiscal Year End	August 31
Date of Reporting Period	May 31, 2005

Item 1. Schedule of Investments

Greater China Growth Portfolio                                                                                                           as of May 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 92.0%

Security	Shares	Value
China — 12.6%
Auto Manufacturer — 1.1%
Denway Motors, Ltd.	3,481,000	$1,224,466
		$1,224,466
Consumer Electronics — 3.2%
GOME Electrical Appliances Holdings, Ltd.	3,696,000	3,682,079
		$3,682,079
Insurance — 0.9%
China Insurance International Holdings Co., Ltd. (1)	3,022,000	1,105,220
		$1,105,220
Mining — 1.6%
Yanzhou Coal Mining Co., Ltd.	1,971,200	1,564,531
Zijin Mining Group Co., Ltd.	1,480,000	301,831
		$1,866,362
Oil Companies - Exploration & Production — 4.3%
CNOOC, Ltd.	4,650,000	2,549,906
PetroChina Co., Ltd.	3,708,000	2,383,709
		$4,933,615
Semiconductor Components/Integrated Circuits — 1.5%
Semiconductor Manufacturing International Corp. (1)	8,961,000	1,737,881
		$1,737,881
Total China (identified cost $12,392,639)		$14,549,623
Hong Kong — 51.2%
Apparel and Accessories — 2.4%
Ports Design, Ltd.	4,211,500	2,838,458
		$2,838,458
Audio/Video Products — 0.6%
Skyworth Digital Holdings, Ltd.	4,636,000	691,291
		$691,291
Banks — 2.7%
HSBC Holdings PLC	196,000	3,110,602
		$3,110,602
Chemicals - Diversified — 2.4%
Kingboard Chemical Holdings, Ltd.	926,000	2,814,761
		$2,814,761

Computers & Peripherals — 1.0%
TPV Technology, Ltd.	1,796,000	$1,150,835
		$1,150,835
Distribution/Wholesale — 3.6%
Esprit Holdings, Ltd.	582,000	4,158,047
		$4,158,047
Diversified Operations — 13.9%
Hutchison Whampoa, Ltd.	114,000	989,416
Jardine Matheson Holdings, Ltd.	329,804	5,672,629
NWS Holdings, Ltd.	1,147,000	1,590,484
Shun Tak Holdings, Ltd.	3,004,000	2,828,597
Swire Pacific, Ltd. — Class A	464,000	3,956,024
Swire Pacific, Ltd. — Class B	660,000	1,054,684
		$16,091,834
Electric - Integrated — 3.6%
CLP Holdings, Ltd.	740,000	4,230,115
		$4,230,115
Furniture and Appliances — 1.6%
Chitaly Holdings, Ltd.	2,062,000	1,823,303
		$1,823,303
Gas Production & Distribution — 2.3%
Hong Kong and China Gas Co., Ltd.	1,316,000	2,644,042
		$2,644,042
Hotels and Motels — 1.5%
Shangri-La Asia, Ltd.	1,175,156	1,774,978
		$1,774,978
Optical Products — 0.8%
Sun Hing Vision Group Holdings, Ltd.	2,178,000	963,659
		$963,659
Printing — 2.6%
Vision Grande Group Holdings Ltd.	5,656,000	2,978,114
		$2,978,114
Real Estate Operating/Development — 4.8%
Hopewell Holdings, Ltd.	1,127,000	2,783,721
Kerry Properties, Ltd.	1,261,683	2,760,940
		$5,544,661
Retail - Specialty and Apparel — 2.1%
Dickson Concepts International, Ltd.	1,399,200	2,387,011
		$2,387,011

Telecommunications Services — 3.1%
China Mobile, Ltd.	974,000	$3,546,127
		$3,546,127
Transportation & Logistics — 2.2%
COSCO Pacific, Ltd.	1,304,000	2,522,881
		$2,522,881
Total Hong Kong (identified cost $41,353,063)		$59,270,719
Taiwan — 28.2%
Banks — 0.8%
Bank of Kaohsiung	1,466,300	979,803
		$979,803
Business Services - Miscellaneous — 1.3%
Taiwan Secom Co., Ltd.	976,000	1,459,178
		$1,459,178
Chemicals — 1.6%
Taiwan Fertilizer Co., Ltd.	1,426,000	1,812,112
		$1,812,112
Computers — 3.3%
Acer, Inc.	1,445,758	2,736,005
Benq Corp. (1)	1,106,000	1,137,632
		$3,873,637
Electronic Components - Miscellaneous — 2.6%
AU Optronics Corp. (1)	1,799,000	2,974,694
		$2,974,694
Health and Personal Care — 0.6%
Johnson Health Tech Co., Ltd.	179,000	645,024
		$645,024
Hotels and Motels — 1.0%
Formosa International Hotels Corp.	683,000	1,140,149
		$1,140,149
Insurance — 3.1%
Cathay Financial Holding Co., Ltd.	1,283,000	2,446,265
Shin Kong Financial Holding Co., Ltd.	1,117,000	1,130,711
		$3,576,976
Oil and Gas - Equipment and Services — 2.1%
Formosa Petrochemical Corp.	1,229,000	2,463,573
		$2,463,573

Semiconductor Components/Integrated Circuits — 5.9%
MediaTek, Inc.	203,000	$1,748,224
Taiwan Semiconductor Manufacturing Co., Ltd.	2,843,000	5,126,812
		$6,875,036
Telecommunications Services — 5.9%
Chunghwa Telecom Co., Ltd.	2,239,000	4,428,179
Far EasTone Telecommunications Co., Ltd.	1,867,300	2,384,852
		$6,813,031
Total Taiwan (identified cost $27,747,514)		$32,613,213
Total Common Stocks (identified cost $81,493,216)		$106,433,555
Total Investments — 92.0% (identified cost $81,493,216)		$106,433,555
Other Assets, Less Liabilities — 8.0%		$9,243,056
Net Assets — 100.0%		$115,676,611

Company descriptions are unaudited.

(1)	Non-income producing security.

Top Ten Holdings

		Percentage
		of Net
Company	Industry Sector	Assets	Value
Jardine Matheson Holdings, Ltd.	Diversified Operations	4.9	$5,672,629
Taiwan Semiconductor Manufacturing Co., Ltd.	Semiconductor Components/Integrated Circuits	4.4	5,126,812
Chunghwa Telecom Co., Ltd.	Telecommunications Services	3.8	4,428,179
CLP Holdings, Ltd.	Electric - Integrated	3.7	4,230,115
Esprit Holdings, Ltd.	Distribution/Wholesale	3.6	4,158,047
Swire Pacific, Ltd. - Class A	Diversified Operations	3.4	3,956,024
GOME Electrical Appliances Holdings, Ltd.	Consumer Electronics	3.2	3,682,079
China Mobile, Ltd.	Telecommunications Services	3.1	3,546,127
HSBC Holdings PLC	Banks	2.7	3,110,602
Vision Grande Group Holdings Ltd.	Printing	2.6	2,978,114

Industry concentration — Below are the
top ten industry sectors represented in the
Portfolio of Investments (Unaudited)

	Percentage
	of Net
Company	Assets	Value
Diversified Operations	13.9	$16,091,834
Telecommunications Services	9.0	10,359,158
Semiconductor Components/Integrated Circuits	7.4	8,612,917
Real Estate Operating/Development	4.8	5,544,661
Oil Companies - Exploration & Production	4.3	4,933,615
Insurance	4.0	4,682,196
Electric - Integrated	3.7	4,230,115
Distribution/Wholesale	3.6	4,158,047
Banks	3.5	4,090,405
Computers	3.3	3,873,637

The Portfolio did not have any open financial instruments at May 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$81,493,216
Gross unrealized appreciation	$26,953,435
Gross unrealized depreciation	(2,013,096)
Net unrealized appreciation	$24,940,339

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greater China Growth Portfolio

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President and Principal Executive Officer
Date:	July 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President and Principal Executive Officer
Date:	July 8, 2005
By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer
Date:	July 8, 2005